Trade Receivables and Other - Summary of Contract Assets (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	€ 36	€ 32
Current	1	1
Unbilled Tooling Costs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	33	28
Other Cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	3	4
Current	€ 1	€ 1